2. Investment Securities (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Unrealized losses in the investment securites portfolio relating to debt securities	$ 888	$ 738	$ 1,400
Proceeds from sales of investment securities available for sale	56,300	20,700	36,000
Gains on sales of available for sale securities	2,600	226	15
Securities pledged to secure public deposits	$ 77,300	$ 66,000	$ 93,000